Principal Components of Group's Deferred Income Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Accrued payroll	$ 476	$ 87
Accrued expense	673	38
Allowance for doubtful accounts	827	115
Non-current
Net operating loss	1,943	341
Others	21
Total deferred tax assets	3,940	581
Valuation allowance	(3,749)	(456)
Net deferred tax assets	$ 191	$ 125